Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
For the six months ended June 30, 2023 and 2022, the Company had the following transactions with related parties, which have been included in the Condensed Consolidated Statements of Operations, and the following balances with related parties at June 30, 2023 and December 31, 2022, which have been included in the Condensed Consolidated Balance Sheet (amounts in thousands):

	For the Six Months Ended June 30,
	2023	2022
Vessel operating cost:
Bunker supplier	$874	$—
Port agent	$—	$5
Total vessel operating cost	$874	$5
General and administrative expense:
SCM	$53	$24
SSH	436	313
SUK	140	321
Scorpio Kamsarmax Pool	(3)	(22)
Scorpio Ultramax Pool	(36)	(85)
Total general and administrative expense	$590	$551
Income from equity investments:
Scorpio Tankers Inc.	$—	$47,197
Financial expense, net
Marubeni Corporation	$—	$804
INCJ. Ltd	—	700
Mitsui O.S.K, Lines Ltd.	—	51
Total financial expense, net	$—	$1,555

	As of
	June 30, 2023	December 31, 2022
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$294	$297
Scorpio Ultramax Pool	624	604
SSH	36	—
Bunker Supplier	118	—
Total due from related parties-current	$1,072	$901
Liabilities
Due to related parties-current :
SCM	$41	$—
SSH	—	5
Total due to related parties-current	$41	$5